REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 11,671	€ 11,374	€ 9,363	€ 6,248	€ 4,483
Social security contributions payable by the Group	1,673	1,239	790	425	280
Other social contributions	5,440	4,824	5,148	407	394
Total	€ 18,784	€ 17,437	€ 15,301	€ 7,080	€ 5,157